5. Property and Equipment (Details 1) (USD $)	Jul. 31, 2013	Apr. 30, 2013	Dec. 31, 2012	Apr. 30, 2012	Dec. 31, 2011
Property and equipment, gross	$ 1,937,789	$ 1,833,405	$ 1,667,191		$ 1,227,081
Less accumulated depreciation and amortization	(648,629)	(569,665)	(455,871)	(229,972)	(229,972)
Property and equipment, net	1,289,160	1,263,740	1,211,320		997,109
Computer software [Member]
Property and equipment, gross	1,619,226	1,518,142	1,388,824		927,455
Less accumulated depreciation and amortization	(458,519)	(386,599)	(286,744)		(60,290)
Property and equipment, net	$ 1,160,707	$ 1,131,543	$ 1,102,080		$ 867,165